Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended			12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Sep. 28, 2012 Variable rate debt	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 10-31-2012		Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 10-31-2012		Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 06-11-2012	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.2% maturing 06-11-2012	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 5.8% maturing 03-01-2016	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 5.8% maturing 03-01-2016	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.0% maturing 10-16-2012		Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 6.0% maturing 10-16-2012		Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 4.9% maturing 11-30-2013	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 4.9% maturing 11-30-2013	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.5% maturing 09-26-2014	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.5% maturing 09-26-2014	Dec. 31, 2012 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.2% maturing 09-04-2015	Dec. 31, 2011 Interest rate swaps Derivative liabilities, deferred rent and other liabilities Interest rate swap, 3.2% maturing 09-04-2015
Derivatives, Fair Value [Line Items]
Outstanding notional amount										$ 31,781	[1]			$ 14,847		$ 6,968		$ 30,000	[1]			$ 111,111		$ 38,250		$ 32,400
Interest rate										6.20%	[1]			6.20%		5.80%		6.00%	[1]			4.90%		3.50%		3.20%
Effective date										Nov. 04, 2008	[1]			Jun. 12, 2009		Feb. 20, 2009		Nov. 24, 2009	[1]			Feb. 28, 2011		Sep. 26, 2011		Sep. 05, 2012
Maturity date										Oct. 31, 2012	[1]			Jun. 11, 2012		Mar. 01, 2016		Oct. 16, 2012	[1]			Nov. 30, 2013		Sep. 26, 2014		Sep. 05, 2015
Fair Value of Liability								(2,181)	(3,558)	0	[1]	(869)	[1]	0	(172)	(481)	(497)	0	[1]	(310)	[1]	(1,133)	(1,558)	(321)	(152)	(246)	0
Amount of Loss Reclassified from Accumulated Other Comprehensive Income to Interest Expense	213	[2]	0	[2]	0	[2]
Amount of Gain (Loss) Recognized in Other Comprehensive Income	1,164		98		(853)
Repayment of variable rate debt	$ 323,454		$ 209,623		$ 327,079		$ 61,800

[1]	The associated loan was repaid, in full, on September 28, 2012, resulting in termination of the interest rate swap.
[2]	On September 28, 2012, the Company repaid $61.8 million of variable rate debt prior to its maturity. This debt was subject to interest rate swap agreements. As a result, the interest rate swap agreements were terminated and the Company reclassified $213,000 of unrealized losses previously recorded in accumulated other comprehensive income into interest expense. The remaining interest rate swaps were considered effective during the year ended December 31, 2012. In addition, there were no portions of the change in the fair value of the interest rate swap agreements that were considered ineffective during the years ended December 31, 2011 and 2010.